Loans and borrowings - Additional Information (Detail) $ in Millions, $ in Millions				12 Months Ended
	Aug. 18, 2023 SGD ($) shares	Apr. 12, 2022	Jan. 01, 2019	Dec. 31, 2023 SGD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 shares	Jun. 25, 2021 SGD ($)	Jun. 24, 2020 USD ($) shares
Disclosure of detailed information about borrowings [line items]
Number of shares issued and fully paid | shares						40,858,290
DBS Bank Ltd [member]
Disclosure of detailed information about borrowings [line items]
Refinancing of uncommitted multi-currency revolving credit facility							$ 30.0
Ownership interest in the entity, percentage				76.40%
Facility limit				$ 30.0
DBS Bank Ltd [member] | Hong Leong Asia Limited [member]
Disclosure of detailed information about borrowings [line items]
Ownership interest in the entity, percentage			35.00%
DBS Bank Ltd [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Credit facility with bank				$ 30.0
Consolidated tangible net worth ratio				1.0 times
DBS Bank Ltd [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Consolidated tangible net worth					$ 400.0
Credit facility with MUFG Singapore Branch [member]
Disclosure of detailed information about borrowings [line items]
Ownership interest in the entity, percentage	76.40%
Refinancing of unsecured multi-currency revolving credit facility	$ 30.0
Number of shares issued and fully paid | shares	7,290,000
Credit facility with MUFG Singapore Branch [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Credit facility with bank				$ 30.0
Consolidated tangible net worth					120.0
Consolidated tangible net worth ratio				2.0 times
Facility limit				$ 30.0
Sumitomo branch [Member]
Disclosure of detailed information about borrowings [line items]
Refinancing of unsecured multi-currency revolving credit facility								$ 30.0
Number of shares issued and fully paid | shares								7,290,000
Sumitomo branch [Member] | United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Credit facility maturity period		6 months
Sumitomo branch [Member] | Singapore, Dollars
Disclosure of detailed information about borrowings [line items]
Credit facility maturity period		3 months
Sumitomo branch [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Credit facility with bank					30.0
Facility limit					30.0
Sumitomo branch [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Consolidated tangible net worth					$ 200.0
Consolidated tangible net worth ratio				2.0 times